Pzena International Small Cap Value Fund
Schedule of Investments - November 30, 2023 (Unaudited)
Shares		Fair Value
	Common Stocks —96.7%
	Austria — 0.0%
1,159	ams-OSRAM AG (a)	$2,263

	Canada — 5.0%
11,814	Linamar Corp.	501,570
90,369	Transcontinental, Inc. - Class A	740,560
		1,242,130

	Finland — 2.4%
72,411	Nokian Renkaat Oyj	587,674

	France — 6.0%
40,904	Rexel S.A.	985,311
7,340	Societe BIC S.A.	493,355
		1,478,666

	Germany — 1.5%
42,968	Deutz AG	202,984
7,192	Duerr AG	158,291
		361,275

	Hong Kong — 6.4%
1,716,000	Pacific Basin Shipping, Ltd.	520,646
98,300	VTech Holdings, Ltd.	579,509
422,500	Yue Yuen Industrial (Holdings), Ltd.	484,090
		1,584,245

	Ireland — 10.5%
46,389	Bank of Ireland Group PLC	433,745
430,216	C&C Group PLC	727,789
269,375	Origin Enterprises PLC	1,015,984
233,569	Permanent TSB Group Holdings PLC (a)	425,850
		2,603,368

	Israel — 1.9%
17,093	Ituran Location and Control, Ltd.	458,776

	Italy — 9.1%
177,882	Anima Holding S.p.A.	750,873
198,755	BPER Banca	742,059
33,826	Danieli & C Officine Meccaniche S.p.A.	745,593
		2,238,525

	Japan — 21.5%
27,700	DIC Corp.	454,660
90,534	Foster Electric Co., Ltd.	679,036
25,600	Fukuoka Financial Group, Inc.	592,775
6,900	Hokkoku Financial Holdings, Inc.	210,826
104,200	Kanto Denka Kogyo Co., Ltd.	583,340
7,200	Open House Group Co., Ltd.	200,469
13,700	Sankyu, Inc.	465,630
63,200	Teijin, Ltd.	573,557
15,300	Toho Holdings Co., Ltd.	333,327
18,400	Tsubakimoto Chain Co.	468,501
15,100	Ube Industries, Ltd.	236,644
57,000	Zeon Corp.	528,248
		5,327,013

	Netherlands — 5.4%
11,063	Flow Traders, Ltd.	205,557
170,167	Koninklijke BAM Groep N.V.	464,546
22,724	Signify N.V.	659,434
		1,329,537

	Norway — 2.0%
35,404	Subsea 7 S.A.	496,705

	Republic of Korea — 6.1%
3,648	DB Insurance Co., Ltd.	236,668
21,235	Hankook Tire & Technology Co., Ltd.	746,431
20,096	WONIK IPS Co., Ltd.	529,600
		1,512,699

	Spain — 3.7%
17,214	Cia de Distribucion Integral Logista Holdings S.A.	445,574
422,976	Unicaja Banco S.A.	469,155
		914,729

	United Kingdom — 15.2%
92,508	Balfour Beatty PLC	379,791
185,862	Direct Line Insurance Group PLC (a)	442,299
366,452	Forterra PLC	708,746
53,621	Pennon Group PLC	478,596
387,675	Sabre Insurance Group PLC	682,252
284,177	Senior PLC	613,479
19,470	Travis Perkins PLC (a)	186,070
11,774	Wizz Air Holdings PLC (a)	279,891
		3,771,124
	Total Common Stocks (Cost $23,606,963)	23,908,729

	Short-Term Investment — 3.7% Money Market Fund — 3.7%
922,823	Fidelity Institutional Government Portfolio, Institutional Class, 5.24% (b)	922,823
	Total Short-Term Investment (Cost $922,823)	922,823
	Total Investments (Cost $24,529,786) — 100.4%	24,831,552
	Liabilities in Excess of Other Assets — (0.4)%	(90,341)
	Total Net Assets — 100.00%	$24,741,211

Percentages are stated as a percent of net assets. AG - Aktiengesellschaft N.V. - Naamloze Vennootschap
Oyj - Julkinen osakeyhtiö
PLC - Public Limited Company S.A. - Société Anonyme S.p.A - Società per Azioni

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day annualized yield as of November 30, 2023.

Pzena International Small Cap Value Fund
Portfolio Diversification at November 30, 2023 (Unaudited)
	Fair Value	Percentage of Net Assets
Common Stocks
Consumer Discretionary	$3,199,270	12.9%
Consumer Staples	1,743,773	7.1%
Energy	496,705	2.0%
Financials	5,192,059	21.0%
Health Care	333,327	1.4%
Industrials	7,069,096	28.6%
Information Technology	1,570,148	6.3%
Materials	3,825,755	15.5%
Utilities	478,596	1.9%
Total Common Stocks	23,908,729	96.7%
Short-Term Investment	922,823	3.7%
Total Investments	24,831,552	100.4%
Liabilities in Excess of Other Assets	(90,341)	(0.4)%
Total Net Assets	$24,741,211	100.0%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Pzena International Small Cap Value Fund
Summary of Fair Value Disclosure at November 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the inputs used to value the Fund's investments as of November 30, 2023:

Pzena International Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$2,263	$–	$–	$2,263
Canada	1,242,130	–	–	1,242,130
Finland	587,674	–	–	587,674
France	1,478,666	–	–	1,478,666
Germany	361,275	–	–	361,275
Hong Kong	1,584,245	–	–	1,584,245
Ireland	2,603,368	–	–	2,603,368
Israel	458,776	–	–	458,776
Italy	2,238,525	–	–	2,238,525
Japan	5,327,013	–	–	5,327,013
Netherlands	1,329,537	–	–	1,329,537
Norway	496,705	–	–	496,705
Republic of Korea	1,512,699	–	–	1,512,699
Spain	914,729	–	–	914,729
United Kingdom	3,771,124	–	–	3,771,124
Total Common Stocks	23,908,729	–	–	23,908,729
Short-Term Investment	922,823	–	–	922,823
Total Investments	$24,831,552	$–	$–	$24,831,552

Refer to the Fund's schedule of investments for a detailed break-out of securities by industry classification.